Leases - Right of use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 MXN ($)
Right-of-use assets
Remeasurement in the right-of-use asset	$ (684)
Additions in right-of-use assets	957
Depreciation	(1,396)
Balance at end of period	5,611
IFRS 16
Right-of-use assets
Balance at beginning of period	6,734
Branch offices
Right-of-use assets
Remeasurement in the right-of-use asset	(684)
Additions in right-of-use assets	957
Depreciation	(1,381)
Balance at end of period	5,583
Branch offices | IFRS 16
Right-of-use assets
Balance at beginning of period	6,691
IT equipment
Right-of-use assets
Depreciation	(3)
Balance at end of period	9
IT equipment | IFRS 16
Right-of-use assets
Balance at beginning of period	12
Furniture and equipment
Right-of-use assets
Depreciation	(12)
Balance at end of period	19
Furniture and equipment | IFRS 16
Right-of-use assets
Balance at beginning of period	$ 31